Secured Borrowings (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2010 Work & Joy 2007-1 Securitization Specialty Co. 2.76%~6.43% ABCP and collateralized bond obligation KRW	Dec. 31, 2009 Work & Joy 2007-1 Securitization Specialty Co. 2.76%~6.43% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 Shinhan Card 2010-1 Asset Securitisation Specialty Co., Ltd. 3.09% collateralized bond obligation KRW		Dec. 31, 2010 Midas the 1st Co., Ltd. 3.18% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Midas the 2nd Co., Ltd. 3.18% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Frontier 9th Securitization Specialty Co., Ltd. 4.31%~7.00% ABCP and collateralized bond obligation	Dec. 31, 2009 Frontier 9th Securitization Specialty Co., Ltd. 4.31%~7.00% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 NEODWC the 2nd Co., Ltd. 3.18%~6.30% ABCP and collateralized bond obligation KRW	Dec. 31, 2009 NEODWC the 2nd Co., Ltd. 3.18%~6.30% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 JR First Co., Ltd 3.16% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Costone Delta Co., Ltd. 10.00% collateralized bond obligation KRW	Dec. 31, 2009 Costone Delta Co., Ltd. 10.00% collateralized bond obligation KRW	Dec. 31, 2010 I-Clover Co., Ltd 3.01%~3.65% Asset-Backed Commercial Papers KRW		Dec. 31, 2009 I-Clover Co., Ltd 3.01%~3.65% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Shinhan 8th Securitization Specialty Co., Ltd. 8.50%~8.90% collateralized bond obligation	Dec. 31, 2009 Shinhan 8th Securitization Specialty Co., Ltd. 8.50%~8.90% collateralized bond obligation KRW		Dec. 31, 2010 Shinhan Mortgage 1st Securitization Specialty Co., Ltd. 6.00% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Mortgage 1st Securitization Specialty Co., Ltd. 6.00% collateralized bond obligation KRW		Dec. 31, 2010 NEODWC the 3rd Co., Ltd. 3.01%~8.00% ABCP and collateralized bond obligation KRW	Dec. 31, 2009 NEODWC the 3rd Co., Ltd. 3.01%~8.00% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 Credipia 2005 Plus Two Asset Securitization Specialty Company 5.45% collateralized bond obligation	Dec. 31, 2009 Credipia 2005 Plus Two Asset Securitization Specialty Company 5.45% collateralized bond obligation KRW		Dec. 31, 2010 Incheon Dogaegong ther 1st Co., Ltd. 2.90%~3.11% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Credipia 2006 Plus One A,B Asset Securitization Specialty Company 4.58%~6.29% collateralized bond obligation	Dec. 31, 2009 Credipia 2006 Plus One A,B Asset Securitization Specialty Company 4.58%~6.29% collateralized bond obligation KRW		Dec. 31, 2010 Shinhan Card 2007-1 Asset Securitisation Specialty Co., Ltd. 7.00% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Card 2007-1 Asset Securitisation Specialty Co., Ltd. 7.00% collateralized bond obligation KRW		Dec. 31, 2010 Shinhan Card 2007-2 Asset Securitisation Specialty Co., Ltd. 7.00% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Card 2007-2 Asset Securitisation Specialty Co., Ltd. 7.00% collateralized bond obligation KRW		Dec. 31, 2010 Shinhan Card 2008-1 Asset Securitisation Specialty Co., Ltd. 4.76% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Card 2008-1 Asset Securitisation Specialty Co., Ltd. 4.76% collateralized bond obligation KRW		Dec. 31, 2010 SHC 2008 Asset Securitization Specialty Co. 8.97% collateralized bond obligation KRW		Dec. 31, 2009 SHC 2008 Asset Securitization Specialty Co. 8.97% collateralized bond obligation KRW		Dec. 31, 2010 Good Invest 2nd Co., Ltd. 3.62%~9.00% ABCP and collateralized bond obligation	Dec. 31, 2009 Good Invest 2nd Co., Ltd. 3.62%~9.00% ABCP and collateralized bond obligation KRW	Dec. 31, 2010 Shinhan Mortgage 2nd Securitization Specialty Co., Ltd. 6.00% collateralized bond obligation KRW		Dec. 31, 2009 Shinhan Mortgage 2nd Securitization Specialty Co., Ltd. 6.00% collateralized bond obligation KRW		Dec. 31, 2010 KAMCO Value Recreation 6th Securitization Specialty Co., Ltd. 5.14% collateralized bond obligation KRW		Dec. 31, 2009 KAMCO Value Recreation 6th Securitization Specialty Co., Ltd. 5.14% collateralized bond obligation KRW		Dec. 31, 2010 KAMCO Value Recreation 11th Securitization Specialty Co.,Ltd. 5.22% collateralized bond obligation KRW		Dec. 31, 2010 Shift First Co., Ltd 3.03% Asset-Backed Commercial Papers KRW		Dec. 31, 2009 Shift First Co., Ltd 3.03% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 LH MY Home Securitization Specialty L.L.C. 3.45%-5.04% collateralized bond obligation KRW	Dec. 31, 2010 Edulove-BTL Co., Ltd 3.01%~9.80% ABCP and collateralized bond obligation KRW		Dec. 31, 2010 IB-PF Tree Co., Ltd 7.50% collateralized bond obligation KRW		Dec. 31, 2010 SH Infra-Value Co., Ltd 12.00% collateralized bond obligation KRW		Dec. 31, 2010 Hanshin 1st Securitization Specialty L.L.C. 4.90%~6.17% collateralized bond obligation KRW	Dec. 31, 2010 Euljiro Kim's Frist Co., Ltd 4.39% Asset-Backed Commercial Papers KRW		Dec. 31, 2010 Securities sold under repurchase agreements 0.06%~11.5% KRW	Dec. 31, 2009 Securities sold under repurchase agreements 0.06%~11.5% KRW
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Maturity						2012		2015		2011		2011		2010		2011		2011		2011		2012				2010			2039				2013		2010			2011		2010			2011				2011				2012				2012				2010		2040				2012				2013		2011				2020	2014		2013		2014		2013	2011		2029
Secured Borrowings	$ 7,337,605,000	8,295,896,000,000		7,944,390,000,000		70,300,000,000	260,300,000,000	334,350,000,000		270,000,000,000		250,000,000,000			8,500,000,000	200,050,000,000	400,050,000,000	10,000,000,000		1,708,000,000	1,751,000,000	90,215,000,000		560,000,000,000			4,982,000,000		391,545,000,000		566,037,000,000		50,050,000,000	60,049,000,000		206,288,000,000		400,000,000,000			467,247,000,000		92,500,000,000		277,500,000,000		138,600,000,000		277,200,000,000		160,008,000,000		320,658,000,000		350,000,000,000		350,000,000,000			61,049,000,000	332,352,000,000		467,040,000,000		2,181,000,000		2,181,000,000		17,432,000,000		250,000,000,000		300,000,000,000		955,775,000,000	7,112,000,000		102,000,000		141,241,000,000		50,000,000,000	70,049,000,000		3,660,326,000,000	3,353,558,000,000
Collateral Loans		7,108,843,000,000	[1]	5,696,128,000,000	[1]			562,458,000,000	[1]	500,000,000,000	[1]	500,000,000,000	[1]					60,000,000,000	[1]			910,490,000,000	[1]	494,776,000,000	[1]		11,655,000,000	[1]	335,911,000,000	[1]	588,695,000,000	[1]				714,604,000,000	[1]	400,000,000,000	[1]		751,214,000,000	[1]	510,410,000,000	[1]	441,139,000,000	[1]	546,122,000,000	[1]	532,188,000,000	[1]	550,005,000,000	[1]	540,361,000,000	[1]	778,271,000,000	[1]	754,543,000,000	[1]			467,712,000,000	[1]	561,185,000,000	[1]	4,524,000,000	[1]	5,768,000,000	[1]	71,435,000,000	[1]	300,000,000,000	[1]	300,000,000,000	[1]		156,645,000,000	[1]	92,993,000,000	[1]	291,867,000,000	[1]		70,000,000,000	[1]
Collateral Securities		6,403,066,000,000		6,352,071,000,000		190,300,000,000	400,300,000,000								16,500,000,000	200,000,000,000	400,000,000,000				1,751,000,000	269,155,000,000		932,978,000,000									200,000,000,000	200,000,000,000																										59,876,000,000															1,000,000,000,000							50,000,000,000			4,493,611,000,000	4,340,666,000,000

[1]	Represents the carrying amounts, exclusive of the related allowance for loan losses of (Won)19,207 million and (Won)100,670 million as of December 31, 2009 and 2010, respectively.